Financial Instruments - Carrying Amount and Fair Value of Financial Instruments (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	₩ 1,978,115	₩ 2,514,924
Derivatives assets	65,051	147,582
Cash and cash equivalents	2,612,530	2,447,619
Held-to-maturity financial assets	5,211	2,470
Derivatives liabilities	142,280	122,896
Trade accounts and notes payable	3,477,678	4,117,798
Borrowings	21,063,657	22,704,998
Financial guarantee liabilities	88,407	108,161
Others	1,865,683	2,007,114
Liabilities measured at amortized cost	26,495,425
Assets measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	2,612,530	2,447,619
Trade accounts and notes receivable, net	9,556,133	9,725,150
Loans and other receivables, net	9,099,444	7,104,940
Held-to-maturity financial assets	5,211	2,470
Assets measured at amortized cost	21,273,318	19,280,179
Liabilities measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade accounts and notes payable	3,477,678	4,117,798
Borrowings	21,063,657	22,704,998
Financial guarantee liabilities	88,407	108,161
Others	1,865,683	2,007,114
Liabilities measured at amortized cost	26,495,425	28,938,071
Assets measured at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	1,506,893	2,139,687
Financial assets held for trading	1,970
Derivatives assets	68,290	147,582
Assets measured at fair value	1,577,153	2,287,269
Liabilities measured at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives liabilities	155,510	122,896
Fair value [member] | Assets measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	2,612,530	2,447,619
Trade accounts and notes receivable, net	9,556,133	9,725,150
Loans and other receivables, net	9,099,444	7,104,940
Held-to-maturity financial assets	5,211	2,470
Assets measured at amortized cost	21,273,318	19,280,179
Fair value [member] | Liabilities measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade accounts and notes payable	3,477,678	4,117,798
Borrowings	21,217,415	22,956,571
Financial guarantee liabilities	88,407	108,161
Others	1,865,683	2,007,114
Liabilities measured at amortized cost	26,649,183	29,189,644
Fair value [member] | Assets measured at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	1,506,893	2,139,687
Financial assets held for trading	1,970
Derivatives assets	68,290	147,582
Assets measured at fair value	1,577,153	2,287,269
Fair value [member] | Liabilities measured at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives liabilities	₩ 155,510	₩ 122,896